Schedule of Investments
November 30, 2020 (unaudited)
Archer Balanced Fund

	Shares or Principal
Security Description	Amount ($)	Fair Value ($)(1)

Common Stocks - 63.81%

Air Courier Services - 2.94%
FedEx Corp.	4,400	1,260,952

Aircraft Engines & Engines Parts - 2.14%
Honeywell International, Inc.	4,500	917,640

Beverages - 1.35%
PepsiCo, Inc.	4,000	576,920

Biological Products (No Diagnostic Substances) - 1.23%
Biogen, Inc. (2)	2,200	528,374

Commercial Banks - 1.57%
The Toronto Dominion Bank (Canada)	12,500	671,625

Construction & Engineering - 1.12%
Quanta Services, Inc. (2)	7,000	478,380

Electric Services - 2.61%
NextEra Energy, Inc.	15,200	1,118,568

Electromedical & Electrotherapeutic Apparatus - 1.73%
Medtronic Plc. (Ireland)	6,500	739,050

Electronic Computers - 3.52%
Apple, Inc.	9,200	1,095,260
Dell Technologies, Inc. Class C (2)	6,000	414,180

		1,509,440
Food & Kindred Products - 1.27%
Nestle S.A. ADR (2)	4,900	544,292

Guided Missiles & Space Vehicles & Parts - 1.43%
Lockheed Martin Corp.	1,675	611,375

National Commercial Banks - 3.77%
Citigroup, Inc.	12,000	660,840
JPMorgan Chase & Co.	8,100	954,828

		1,615,668

Petroleum Refining - 1.69%
Chevron Corp.	8,300	723,594

Pharmaceutical Preparations - 6.72%
Bristol Myers Squibb Co.	6,800	424,320
Johnson & Johnson	4,000	578,720
Merck & Co., Inc.	9,000	723,510
Pfizer, Inc.	22,300	854,313
Viatris, Inc. (2)	17,767	298,840

		2,879,703

Railroads, Line-Haul Operating - 1.52%
Union Pacific Corp.	3,200	653,056

Retail-Drug Stores & Proprietary Stores - 2.15%
CVS Health Corp.	13,594	921,537

Retail-Lumber & Other Building Materials Dealers - 2.14%
The Home Depot, Inc.	3,300	915,453

Retail-Variety Stores - 2.14%
Walmart Stores, Inc.	6,000	916,740

Rubber & Plastic Footwear - 2.20%
Nike, Inc. Class B	7,000	942,900

Semiconductors & Related Devices - 3.57%
Broadcom, Inc.	1,800	722,844
Intel Corp.	7,000	338,450
Texas Instruments, Inc.	2,900	467,625

		1,528,919

Services-Business Services - 5.68%
Accenture Plc. Class A (Ireland)	4,500	1,120,905
MasterCard, Inc. Class A	3,900	1,312,389

		2,433,294

Services-Computer Programming, Data Processing, Etc. - 4.63%
Alphabet, Inc. Class A (2)	500	877,200
Facebook, Inc. Class A (2)	4,000	1,107,880

		1,985,080

Services-Medical Laboratories - 1.00%
Laboratory Corp of America Holdings (2)	2,150	429,656

Services-Miscellaneous Amusement & Recreation - 2.76%
Walt Disney Co. (2)	8,000	1,184,080

Services-Prepackaged Software - 1.85%
Microsoft Corp.	3,700	792,059

Telephone Communications (No Radio Telephone) - 1.05%
AT&T, Inc.	15,700	451,375

Total Common Stock	(Cost $ 16,432,909)	27,329,730

Registered Investment Companies - 5.10% (3)

Invesco Variable Rate Preferred ETF	17,000	436,220
iShares NASDAQ Biotechnology ETF	5,200	753,896
iShares US Preferred Stock ETF	12,900	486,717
JPMorgan Ultra-Short Income ETF	10,000	507,900

Total Registered Investment Companies	(Cost $ 2,013,032)	2,184,733

Real Estate Investment Trusts - 2.94%

Duke Realty Corp.	18,000	685,080
Extra Space Storage, Inc.	5,100	574,923

Total Real Estate Investment Trusts	(Cost $ 819,358)	1,260,003

Corporate Bonds - 14.80% (2) (5)

Accident & Health Insurance - 0.32%
Unum Group, 4.000%, 03/15/2024	125,000	135,585

Banks & Financial Institutions - 0.47%
BK Mellon Capital IV, 4.000%, 06/10/2043 (6)	200,000	199,250

Beverages - 0.38%
Keurig Dr. Pepper, Inc., 3.130%, 12/15/2023	150,000	161,041

Computer Communications Equipment - 0.32%
Juniper Networks, Inc., 4.500%, 03/15/2024	125,000	138,690

Crude Petroleum & Natural Gas - 0.35%
Murphy Oil Corp., 4.000%, 06/01/2022	150,000	148,500

Dental Equipment & Supplies - 0.47%
DENTSPLY International, Inc., 4.125%, 08/15/2021	200,000	203,299

Electronic & Other Electrical Equipment (No Computer Equipment) - 0.54%
General Electric Co. Series A, 4.000%, 06/15/2022 Perpetual (6)	300,000	231,000

Health Care Providers & Services - 0.24%
Catholic Health Initiatives, 2.950%, 11/01/2022	100,000	103,721

Men's & Boys' Furnishings, Work Clothing & Allied Garments - 0.30%
Cintas Corp. No. 2, 4.300%, 06/01/2021	125,000	127,458

Miscellaneous Business Credit Institution - 0.12%
Ford Motor Credit Co. LLC., 3.810%, 01/09/2024	50,000	51,173

National Commercial Banks - 3.48%
Bank of America Corp., 4.000%, 03/15/2043 (6)	150,000	146,250
Bank of California, Inc., 5.250%, 04/15/2025	300,000	316,248
Citigroup, Inc., Series R, 6.125%, 3M USD LIBOR + 4.478%, Perpetual	350,000	350,560
JPMorgan & Chase Co., Series B, 2.26325%, 3M USD LIBOR + 0.50%, 02/01/2027 (6)	150,000	140,838
Old National Bancorp, 4.125%, 08/15/2024	100,000	108,648
PNC Financial Services Group, Inc., 2.47688%, 3M USD LIBOR + 0.57%, 06/01/2028 (6)	150,000	141,763
USB Capital IX, 3.500%, 3M USD LIBOR + 1.02%, 04/23/2020 (6)	300,000	287,208

		1,491,515

Operative Builders - 0.52%
Lennar Corp., 4.875%, 12/15/2023	200,000	220,900

Pharmaceutical Preparations - 0.74%
AbbVie, Inc., 2.900%, 11/06/2022	250,000	261,357
Mylan, Inc., 4.200%, 11/29/2023	50,000	54,655

		316,012

Property & Casualty Insurance - 0.54%
Zurich Reinsurance Centre Holdings, 7.125%, 10/15/2023	200,000	232,822

Real Estate - 0.13%
Aurora Military Housing, Inc., 5.350%, 12/15/2025	50,000	54,268

Retail-Apparel & Accessory Stores - 0.25%
Foot Locker, Inc., 8.500%, 01/15/2022	100,000	106,250

Retail-Drug Stores & Proprietary Stores - 0.42%
Walgreens Boots Alliance, Inc., 3.300%, 11/18/2021	175,000	178,979

Rubber & Plastic Footwear - 0.49%
Nike, Inc., 2.250%, 05/01/2023	200,000	208,663

Security Brokers, Dealers & Flotation Companies - 0.75%
The Charles Schwab Corp. Series G, 5.375%, to 06/01/2025	200,000	223,000
Morgan Stanley Series J, 4.085%, due 01/15/2021	100,000	99,500

		322,500

Services-Business Services - 0.41%
Ebay, Inc., 2.600%, 07/15/2022	170,000	174,986

Services-Computer Programming Services - 0.41%
VeriSign, Inc., 4.625%, 05/01/2023	175,000	176,750

Services-Personal Services - 0.56%
H&R Block, Inc., 5.500%, 11/01/2022	225,000	239,890

Services-Prepackaged Software - 0.57%
Symantec Corp., 3.950%, 06/15/2022	75,000	76,500
VMWare, Inc., 3.900%, 08/21/2027	150,000	167,958

		244,458

Services-Video Tape Rental - 0.35%
Netflix, Inc., 5.375%, 02/01/2021	150,000	151,125

State Commercial Banks - 1.69%
Bank of the Ozarks, 5.500%, 3M USD LIBOR + 3.935%, 07/01/2026 (6)	150,000	152,505
Eagle Bancorp, Inc., 5.750%, 09/01/2024 (6)	250,000	260,023
Fifth Third Bancorp Series L, 4.500%, to 09/30/2025	200,000	207,500
Home Bancshares, Inc., 5.625%, 3M USD LIBOR + 3.207%, 04/15/2027 (6)	100,000	102,077

		722,105

Total Corporate Bonds	(Cost $ 6,188,110)	6,340,940

Municipal Bonds - 6.92% (2) (5)

Arizona - 0.11%
Arizona State University Build America Bond, 5.500%, 08/01/2025	20,000	20,079
Sedona, AZ Wastewater, 0.000%, 07/01/2021	25,000	24,921

		45,000

California - 0.12%
California St. University Revenue Bond Series B, 2.785%, 11/01/2022	10,000	10,354
Porterville Unified School District, 7.250%, 07/01/2027	20,000	20,097
San Bernardino County Redevelopment Agency, 3.625%, 09/01/2024	20,000	21,685

		52,136

Georgia - 0.38%
Atlanta Development Authority, 3.750%, 01/01/2021	50,000	50,082
Georgia Loc. Govt., 4.750%, 06/01/2028	99,000	112,164

		162,246

Illinois - 0.40%
Chicago, IL Build America Bonds - Series B, 4.564%, 12/01/2020	100,000	100,000
Saint Clair Cnty, IL School District., 4.000%, 01/01/2021	70,000	70,058

		170,058

Indiana - 1.68%
Evansville, IN Vanderburgh Industry School Taxable Build American Bonds, 6.150%, 07/15/2027	135,000	135,591
Fishers, IN Econ Development Revenue Taxable-P3 Project, 2.650%, 08/01/2028	190,000	201,706
Indiana State University, 5.260%, 04/01/2024	25,000	25,076
New Albany Floyd County Industry School First Mortgage, 5.000%, 01/15/2027	250,000	316,002
Richland Bean Blossom, IN Sch. Bldg. Corp., 5.750%, 01/15/2024	40,000	40,210

		718,585

Iowa - 0.30%
Tobacco Settlement Auth Iowa, 6.500%, 06/01/2023	126,000	128,063

Kentucky - 0.13%
Louisville/Jefferson County Metro Government, 3.000%, 05/01/2023	55,000	55,845

Maryland - 0.79%
Baltimore Maryland Board School Commissioners Taxable Qualified School Construction, 5.692%, 12/15/2025	200,000	245,984
Maryland St. Econ Dev Corp Pkg Facs Revenue Taxable Senior Baltimore City Proj Series B, 3.950%, 06/01/2023	90,000	93,084

		339,068
Michigan - 0.07%
City of Coldwater, MI Water Supply & Wastewater System Revenue, 5.000%, 08/01/2026	25,000	30,964

New Jersey - 0.32%
City of Wildwood, NJ, 4.000%, 11/01/2021	135,000	137,950

New York - 0.96%
City of New York, NY, 1.980%, 08/01/2023	200,000	206,672
Schenectady, NY Metroplex Development Authority Revenue Taxable Ref, 2.250%, 08/01/2023	200,000	206,056

		412,728

Ohio - 0.26%
Youngstown State University, OH, 6.549%, 12/15/2030	110,000	110,444

Pennsylvania - 0.58%
East Norriton and Plymouth Pennsylvania Joint Sewer Authority Sewer Revenue Taxable, 1.832%, 08/01/2028	250,000	249,325

South Carolina - 0.13%
Moncks Corner, SC Regl Recreation Corp. Build America Bonds, 6.299%, 12/01/2030	55,000	55,000

Washington - 0.19%
Douglas County, WA School District No. 206 Eastmont Qualified School Construction, 4.700%, 12/01/2025	70,000	83,104

Wisconsin - 0.50%
Greendale, WI Taxable Community Development, Series A, 4.750%, 12/01/2026	110,000	110,322
Wisconsin Health Edl Facs Auth Senior Living Revenue Taxable-Covenant Cmntys, Inc. Proj Ser A-2, 4.100%, 01/01/2024	100,000	103,103

		213,425

Total Municipal Bonds	(Cost $ 2,913,191)	2,963,941

Preferred Securities - 1.12%

Asset Management - 0.23%
B. Riley Financial, Inc., 6.500%, 09/30/2026	4,000	98,920

Motor Vehicles & Passenger Car Bodies - 0.36%
Ford Motor Co., 6.000%, 12/01/2059	6,000	152,460

National Commercial Banks - 0.12%
Wells Fargo & Co. Series P, 5.250%, 12/31/2049	2,000	50,400

Telephone Communications (No Radio Telephone) - 0.41%
QWest Corp., 6.125%, 06/01/2053	2,000	50,080
QWest Corp., 6.500%, 09/01/2056	3,000	76,530
US Cellular Corp., 6.950%, 0 5/15/2060 Preferred	2,000	51,100

		177,710

Total Preferred Securities	(Cost $ 1,224,737)	479,490

Structured Note - 0.29% (5)

Security Brokers, Dealers & Flotation Companies - 0.29%
Goldman Sachs Group, Inc., 1.360%, 11/13/2028 (6)	125,000	124,000

Total Structured Note	(Cost $ 110,110)	124,000

Money Market Registered Investment Companies - 4.69%

Federated Treasury Obligation Fund - Institutional Shares 0.01% (4)	2,010,200	2,010,200

Total Money Market Registered Investment Companies	(Cost $ 2,010,200)	2,010,200

Total Investments - 99.68%	(Cost $ 30,961,549)	42,693,037

Other Assets less Liabilities - 0.32%		138,338

Total Net Assets - 100.00%		42,831,375

(1) Statement on Financial Accounting Standard No. 157 "Fair Value Measurements" - Various inputs are used in determining the value of the Fund's investments.
These inputs are summarized in the three broad levels listed below.
• Level 1 - quoted prices in active markets for identical securities
• Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
• Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of November 30, 2020 in valuing the Fund's assets carried at fair value:

	Investments in	Other Financial
Valuation Inputs	Securities	Instruments
Level 1 - Quoted Prices	$33,264,156	$-
Level 2 - Other Significant Observable Inputs	9,428,881	-
Level 3 - Significant Unobservable Inputs	-	-
Total	$42,693,037	$-

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, short-term debt instruments and repurchase agreements with a maturity of less than 60 days are valued using amortized cost, in accordance with rules under the Investment
Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

(2) Represents non-income producing securities.
(3) Exchange Traded Funds.
(4) Variable rate security; the coupon rate shown represents the yield at November 30, 2020.

(5) All Corporate Bonds, Municipal Bonds and Structured Notes are categorized as Level 2 of the fair value hierarchy. Refer to Note 3 of the accompanying notes to the financial statements for additional information.

(6) Variable or floating rate security. The stated rate represents the rate at November 30, 2020. Maturity date shown for callable securities reflects the earliest possible call date. For securities based on a published reference index and spread, the index and spread are indicated in the description above. For certain variable rate securities, the coupon rate is determined by the issuer/agent based on current market conditions.

ADR - American Depository Receipt